Basis of Presentation (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And General Information [Line Items]
Accounts payable	$ 20,858,150	$ 33,538,153	$ 39,201,642
Accrued voyage expenses	5,777,531	4,651,503
Accrued interest	955,297	540,862	716,575
Other accrued liabilities	1,065,090	1,471,276	$ 2,120,630
Total	$ 28,656,068	$ 40,201,794